OFFICE LEASE - RIGHT OF USE ASSET AND LEASE LIABILITY	12 Months Ended
Jul. 31, 2023
OFFICE LEASE - RIGHT OF USE ASSET AND LEASE LIABILITY

13. OFFICE LEASE – RIGHT OF USE ASSET AND LEASE LIABILITY

The Company subleases corporate offices in Vancouver, BC from HDSI under a lease agreement dated May 1,2021 and the lease expires on April 29, 2026. According to IFRS 16 Leases, the Company recorded a right-of-use asset and lease liability regarding its office lease.

(a) Right-of-use asset

As at July 31, 2023, $27,211 of right-of-use asset was recorded as follows:

Balance, July 31, 2021	$47,001
Amortization	(9,895)
Balance, July 31, 2022	$37,106
Amortization	(9,895)
Balance, July 31, 2023	$27,211

(b) Lease liability

On May 1, 2021, the Company entered into an office lease agreement, which resulted in a lease liability of $49,475. The lease liability represents a monthly payment of $1,066 for the period from May 1, 2021 to April 30, 2023, $1,121 for the period from May 1, 2023 to April 30, 2024, and $1,175 for the period from May 1, 2024 to April 30, 2026. The incremental borrowing rate applied to the lease liability was 12%.

As at July 31, 2023, $32,753 of lease liability was recorded as follows:

Balance, July 31, 2020	$-
Addition	49,475
Lease payment – base rent portion	(2,132)
Lease liability – accretion expense	1,456
Balance, July 31, 2021	$48,799
Lease payment – base rent portion	(12,792)
Lease liability – accretion expense	5,326
Balance, July 31, 2022	$41,333
Lease payment – base rent portion	(12,956)
Lease liability – accretion expense	4,376
Balance, July 31, 2023	$32,753
Current portion	$10,368
Long-term portion	$22,385

The following is a schedule of the Company’s future lease payments (base rent portion):

Fiscal 2024 (August 1, 2023 to July 31, 2024)	13,612
Fiscal 2025 (August 1, 2024 to July 31, 2025)	14,104
Fiscal 2026 (August 1, 2025 to July 31, 2026)	10,578
Total undiscounted lease payments	$38,294
Less: imputed interest	(5,541)
Lease liability at July 31, 2023	$32,753